Summary of Significant Accounting Policies (Details) - Schedule of revenue as a percentage of total revenues and gross accounts receivable as a percentage of total gross accounts receivable - Customer Concentration Risk [Member]
		3 Months Ended		6 Months Ended			12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022		Jun. 30, 2021	Dec. 31, 2021		Dec. 31, 2020
Accounts Receivable [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage					[1]		10.00%		26.00%
Accounts Receivable [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage					[1]			[1]	11.00%
Accounts Receivable [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage				28.00%			20.00%		25.00%
Accounts Receivable [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage					[1]		26.00%		16.00%
Revenue [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]	22.00%	25.00%		22.00%	21.00%		30.00%
Revenue [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]	14.00%		[1]	25.00%	13.00%		26.00%
Revenue [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]	10.00%	10.00%		13.00%	10.00%			[1]
Revenue [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	[1]

[1]	less than 10%